Initial Public Offering - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2024 D $ / shares	Dec. 31, 2023 D $ / shares
Initial Public Offering
Public warrants expiration term	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants | D	20
Kingswood Acquisition Corp
Initial Public Offering
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)		$ 9.2
Percentage of gross proceeds on total equity proceeds		60.00%
Threshold trading days determining volume weighted average price		20 days
Adjustment of redemption price of stock based on market value and newly issued price 1 (as a percent)		115
Adjustment of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 | Kingswood Acquisition Corp
Initial Public Offering
Adjustment of redemption price of stock based on market value and newly issued price 2		$ 18
Warrants | Kingswood Acquisition Corp
Initial Public Offering
Public warrants exercisable term after the completion of a business combination		30 days
Warrants exercisable term from the closing of the initial public offering		12 months
Public warrants expiration term		5 years
Threshold period for filling registration statement after business combination		15 days
Period for registration statement to become effective		60 days
Warrants | Redemption of Warrants When the Price per Share of Class A Common Stock Equals or Exceeds $18.00 | Kingswood Acquisition Corp
Initial Public Offering
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold consecutive trading days for redemption of public warrants | D		30
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18
Threshold trading days for redemption of public warrants | D		20
Threshold business days before sending notice of redemption to warrant holders		3 days
Redemption period		30 days